UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

OnDeck Asset Securitization Trust III, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001529864

Central Index Key Number of issuing entity (if applicable): 0001856530

Central Index Key Number of underwriter (if applicable):

Sean Rahilly, (312) 568-4200

Name and telephone number, including area code,

of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is Independent Accountant’s Report on Applying Agreed-Upon Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ENOVA INTERNATIONAL, INC. (Securitizer)

By:	/s/ Sean Rahilly

Name: Sean Rahilly
Title: General Counsel & Secretary

Date: April 18, 2021

EXHIBIT INDEX

Exhibit Number	Description

99.1	Independent Accountant’s Report on Applying Agreed-Upon Procedures.